UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     Managing Director
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     January 23, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $299,849 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    13862   221328 SH       Sole                   139297        0    82031
AKAMAI TECHNOLOGIES INC        COM              00971t101     5727   165510 SH       Sole                   101340        0    64170
AMBAC FINL GROUP INC           COM              023139108    11640   451688 SH       Sole                   274827        0   176861
AMERICAN INTL GROUP INC        COM              026874107     9666   165805 SH       Sole                    96992        0    68813
AMPHENOL CORP NEW              CL A             032095101    16328   352121 SH       Sole                   217945        0   134176
BROADCOM CORP                  CL A             111320107    10640   407040 SH       Sole                   250120        0   156920
CARDINAL HEALTH INC            COM              14149y108     7510   130035 SH       Sole                    79390        0    50645
CITIGROUP INC                  COM              172967101    10428   354223 SH       Sole                   215381        0   138842
COACH INC                      COM              189754104     4716   154210 SH       Sole                    85687        0    68523
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     9753   287350 SH       Sole                   177425        0   109925
DANAHER CORP DEL               COM              235851102     6476    73806 SH       Sole                    46019        0    27787
FEDEX CORP                     COM              31428x106     7696    86306 SH       Sole                    56886        0    29420
FISERV INC                     COM              337738108    10599   191016 SH       Sole                   125818        0    65198
GENENTECH INC                  COM NEW          368710406     9621   143445 SH       Sole                    88605        0    54840
GOOGLE INC                     CL A             38259p508     9477    13705 SH       Sole                     9293        0     4412
HOME DEPOT INC                 COM              437076102     6219   230864 SH       Sole                   141575        0    89289
ILLINOIS TOOL WKS INC          COM              452308109     7181   134128 SH       Sole                    70965        0    63163
INTEL CORP                     COM              458140100     8087   303328 SH       Sole                   164225        0   139103
KOHLS CORP                     COM              500255104     8233   179759 SH       Sole                   117161        0    62598
LIVEPERSON INC                 COM              538146101       72    13420 SH       Sole                    10345        0     3075
MANITOWOC INC                  COM              563571108     6909   141485 SH       Sole                    85610        0    55875
MEMC ELECTR MATLS INC          COM              552715104     8734    98695 SH       Sole                    60125        0    38570
MOHAWK INDS INC                COM              608190104     4983    66971 SH       Sole                    37106        0    29865
NETWORK APPLIANCE INC          COM              64120l104     9504   380775 SH       Sole                   239090        0   141685
NII HLDGS INC                  CL B NEW         62913f201     9347   193435 SH       Sole                   117905        0    75530
NIKE INC                       CL B             654106103     6000    93401 SH       Sole                    53918        0    39483
OPTIONSXPRESS HLDGS INC        COM              684010101      262     7750 SH       Sole                     5380        0     2370
SCHWAB CHARLES CORP NEW        COM              808513105    13933   545311 SH       Sole                   331615        0   213696
SIRF TECHNOLOGY HLDGS INC      COM              82967h101      287    11435 SH       Sole                     8015        0     3420
STAPLES INC                    COM              855030102    12619   547000 SH       Sole                   332647        0   214353
STRYKER CORP                   COM              863667101     6428    86024 SH       Sole                    49093        0    36931
TESSERA TECHNOLOGIES INC       COM              88164l100      212     5085 SH       Sole                     3575        0     1510
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    13783   296535 SH       Sole                   182809        0   113726
UNITED TECHNOLOGIES CORP       COM              913017109     5020    65584 SH       Sole                    38684        0    26900
UNITEDHEALTH GROUP INC         COM              91324p102    14572   250386 SH       Sole                   154708        0    95678
WEATHERFORD INTERNATIONAL LT   COM              g95089101    13325   194248 SH       Sole                   116823        0    77425